Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment	R$ 82,201	R$ 74,273
Linx Pay Meios de Pagamentos Ltda.
Property, plant and equipment
Property, plant and equipment	4,449	368
Cost
Property, plant and equipment
Property, plant and equipment	167,584	146,330
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(85,383)	(72,057)
Computers and electronics
Property, plant and equipment
Property, plant and equipment	21,611	13,527
Computers and electronics | Cost
Property, plant and equipment
Property, plant and equipment	58,270	44,908
Computers and electronics | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(36,659)	(31,381)
Vehicles
Property, plant and equipment
Property, plant and equipment	4,308	4,808
Vehicles | Cost
Property, plant and equipment
Property, plant and equipment	9,745	9,580
Vehicles | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(5,437)	(4,772)
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment	9,629	9,079
Furniture and fixtures | Cost
Property, plant and equipment
Property, plant and equipment	16,447	14,420
Furniture and fixtures | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(6,818)	(5,341)
Facilities, machinery and equipment
Property, plant and equipment
Property, plant and equipment	19,668	21,230
Facilities, machinery and equipment | Cost
Property, plant and equipment
Property, plant and equipment	36,810	35,179
Facilities, machinery and equipment | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(17,142)	(13,949)
Leasehold improvements
Property, plant and equipment
Property, plant and equipment	23,433	21,942
Leasehold improvements | Cost
Property, plant and equipment
Property, plant and equipment	41,956	37,887
Leasehold improvements | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(18,523)	(15,945)
Real estate
Property, plant and equipment
Property, plant and equipment	2,546	2,681
Real estate | Cost
Property, plant and equipment
Property, plant and equipment	3,350	3,350
Real estate | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	(804)	(669)
Land and others
Property, plant and equipment
Property, plant and equipment	1,006	1,006
Land and others | Cost
Property, plant and equipment
Property, plant and equipment	R$ 1,006	R$ 1,006